Note 6 - Allowance for Loan Losses and Credit Quality Information - Financial Effects of Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Number of Contracts	4	3
Pre- modification Outstanding Recorded Investment	$ 284	$ 387
Post- modification Outstanding Recorded Investment	$ 287	$ 394
Residential Portfolio Segment [Member]
Number of Contracts	1	1
Pre- modification Outstanding Recorded Investment	$ 38	$ 94
Post- modification Outstanding Recorded Investment	$ 40	$ 101
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Number of Contracts	1	2
Pre- modification Outstanding Recorded Investment	$ 139	$ 293
Post- modification Outstanding Recorded Investment	$ 139	$ 293
Consumer Portfolio Segment [Member]
Number of Contracts	1	0
Pre- modification Outstanding Recorded Investment	$ 93	$ 0
Post- modification Outstanding Recorded Investment	$ 94	$ 0
Commercial Portfolio Segment [Member]
Number of Contracts	1	0
Pre- modification Outstanding Recorded Investment	$ 14	$ 0
Post- modification Outstanding Recorded Investment	$ 14	$ 0